Condensed Financial Statements of Parent (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Hilltop Holdings Inc.	Dec. 31, 2012 Hilltop Holdings Inc.	Dec. 31, 2011 Hilltop Holdings Inc.
Assets
Cash and cash equivalents	$ 889,950	$ 713,099	$ 722,039	$ 163,856	$ 204,754	$ 533,374
Securities, available for sale	1,245,359	1,203,143	990,953	69,023	64,082	70,513
Investment in subsidiaries				1,069,226	944,546	126,017
Other assets	262,220	279,745	293,885	14,293	27,743	24,884
Total assets	9,033,432	8,904,122	7,286,865	1,316,398	1,241,125	754,788
Liabilities and Stockholders' Equity
Accounts payable and accrued expenses				5,257	5,779	8,555
Notes payable	55,465	56,327	141,539		90,850	90,850
Stockholders' equity	1,354,497	1,311,141	1,144,496	1,311,141	1,144,496	655,383
Total liabilities and stockholders' equity	$ 9,033,432	$ 8,904,122	$ 7,286,865	$ 1,316,398	$ 1,241,125	$ 754,788